Cover	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the “SEC”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original 8-K”) filed by California BanCorp, formerly known as Southern California Bancorp (the “Company”) on July 31, 2024, reporting under Item 2.01 the completion of the previously announced merger of the predecessor California BanCorp (“CBC”) with and into the Company, with the Company continuing as the surviving corporation. In the Original 8-K, the Company indicated that it would file the financial information required by Item 9.01 of Form 8-K under cover of Form 8-K/A no later than 71 days following the date that the Original 8-K was required to be filed. This amendment is being filed to provide such financial information.
Document Period End Date	Jul. 31, 2024
Entity File Number	001-41684
Entity Registrant Name	California BanCorp \ CA
Entity Central Index Key	0001795815
Entity Tax Identification Number	84-3288397
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92310
City Area Code	(844)
Local Phone Number	265-7622
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true